FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Carrying Value and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	$ 7,513	$ 10,675
Estimated Fair Value	8,121	11,617
Short-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	888	1,647
Estimated Fair Value	888	1,649
Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	7,011	9,195
Estimated Fair Value	7,641	10,129
Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	502	1,480
Estimated Fair Value	480	1,488
Level 1 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	6,380	8,698
Level 1 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0
Level 1 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	6,380	8,698
Level 1 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0
Level 2 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,741	2,919
Level 2 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	888	1,649
Level 2 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,261	1,431
Level 2 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	480	1,488
Level 3 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	$ 0	$ 0